SCHEDULE OF OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Internal Revenue Services		$ 40
Accrued expenses	214	170
Total other accrued expenses	$ 214	$ 210